Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-1
Statement to Securityholders
Determination Date: October 12, 2022

Payment Date	10/17/2022
Collection Period Start	9/1/2022
Collection Period End	9/30/2022
Interest Period Start	9/15/2022
Interest Period End	10/16/2022

Cut-Off Date Net Pool Balance	$1,250,000,000.97
Cut-Off Date Adjusted Pool Balance	$1,225,534,021.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Jun-20
Class A-2 Notes	$—	$—	$—	—	Apr-22
Class A-3 Notes	$—	$—	$—	—	Nov-23
Class A-4 Notes	$116,116,916.99	$12,620,011.93	$103,496,905.06	0.830500	Oct-24
Class B Notes	$18,390,000.00	$—	$18,390,000.00	1.000000	Oct-24
Class C Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Dec-24
Class D Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Aug-25
Total Notes	$159,026,916.99	$12,620,011.93	$146,406,905.06

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$164,701,200.10	$151,829,846.19	0.121464
YSOC Amount	$2,610,448.06	$2,359,106.08
Adjusted Pool Balance	$162,090,752.04	$149,470,740.11
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Reserve Account Balance	$3,063,835.05	$3,063,835.05

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.50668%	ACT/360	$—
Class A-2 Notes	$—	2.58000%	30/360	$—
Class A-3 Notes	$—	2.51000%	30/360	$—
Class A-4 Notes	$116,116,916.99	2.56000%	30/360	$247,716.09
Class B Notes	$18,390,000.00	2.76000%	30/360	$42,297.00
Class C Notes	$12,260,000.00	2.96000%	30/360	$30,241.33
Class D Notes	$12,260,000.00	3.20000%	30/360	$32,693.33
Total Notes	$159,026,916.99			$352,947.75

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$164,701,200.10	$151,829,846.19
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$162,090,752.04	$149,470,740.11
Number of Receivable Outstanding	25,028	24,109
Weight Average Contract Rate	4.53%	4.54%
Weighted Average Remaining Term (months)	21	21

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$635,610.60
Principal Collections	$12,795,863.38
Liquidation Proceeds	$101,637.17
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$13,533,111.15
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$13,533,111.15

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$137,251.00	$137,251.00	$—	$—	$13,395,860.15
Interest - Class A-1 Notes	$—	$—	$—	$—	$13,395,860.15
Interest - Class A-2 Notes	$—	$—	$—	$—	$13,395,860.15
Interest - Class A-3 Notes	$—	$—	$—	$—	$13,395,860.15
Interest - Class A-4 Notes	$247,716.09	$247,716.09	$—	$—	$13,148,144.06
First Allocation of Principal	$—	$—	$—	$—	$13,148,144.06
Interest - Class B Notes	$42,297.00	$42,297.00	$—	$—	$13,105,847.06
Second Allocation of Principal	$—	$—	$—	$—	$13,105,847.06
Interest - Class C Notes	$30,241.33	$30,241.33	$—	$—	$13,075,605.73
Third Allocation of Principal	$—	$—	$—	$—	$13,075,605.73
Interest - Class D Notes	$32,693.33	$32,693.33	$—	$—	$13,042,912.40
Fourth Allocation of Principal	$9,556,176.88	$9,556,176.88	$—	$—	$3,486,735.52
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,486,735.52
Regular Principal Distribution Amount	$3,063,835.05	$3,063,835.05	$—	$—	$422,900.47
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$422,900.47
Remaining Funds to Certificates	$422,900.47	$422,900.47	$—	$—	$—
Total	$13,533,111.15	$13,533,111.15	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$2,610,448.06
Increase/(Decrease)	$(251,341.98)
Ending YSOC Amount	$2,359,106.08

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$162,090,752.04	$149,470,740.11
Note Balance	$159,026,916.99	$146,406,905.06
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Target Overcollateralization Amount	$3,063,835.05	$3,063,835.05
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,063,835.05
Beginning Reserve Account Balance	$3,063,835.05
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,063,835.05

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.05%	9	$75,490.53
Liquidation Proceeds of Defaulted Receivables[1]	0.07%	86	$101,637.17
Monthly Net Losses (Liquidation Proceeds)			$(26,146.64)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.08%
Second Preceding Collection Period			(0.02)%
Preceding Collection Period			(0.24)%
Current Collection Period			(0.20)%
Four-Month Average Net Loss Ratio			(0.09)%
Cumulative Net Losses for All Periods			$1,677,557.71
Cumulative Net Loss Ratio			0.13%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.37%	69	$569,174.48
60-89 Days Delinquent	0.12%	20	$180,939.12
90-119 Days Delinquent	0.03%	6	$42,101.86
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.52%	95	$792,215.46

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$76,134.92
Total Repossessed Inventory		4	$76,134.92

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		26	$223,040.98
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.11%
Second Preceding Collection Period			0.14%
Preceding Collection Period			0.14%
Current Collection Period			0.15%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of September 2022.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.18	0.12%	20	0.08%